Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
The Plan
Share-Based Compensation
Summary of awards granted

					Fair value at
Awards	Number	Grant date	Expiry date	Exercise price*	grant date
SARs	203,114	May 17, 2013	April 29, 2023	$12.48	$2.3753
SARs	259,417	April 1, 2014	March 31, 2024	$23.22	$6.0035
SARs	274,991	April 1, 2015	March 31, 2025	$18.70	$5.6352
SARs	712,673	April 1, 2016	March 31, 2026	$8.50	$2.3263
SARs	366,879	April 3, 2017	April 3, 2027	$14.77	$5.0021
RSUs	85,113	April 2, 2018	n/a	n/a	$16.30
SARs	363,540	April 2, 2018	April 2, 2028	$15.52	$5.3000
RSUs	49,886	April 1, 2019	n/a	n/a	$17.79
SARs	244,732	April 1, 2019	April 1, 2029	$17.41	$5.8612
RSUs	7,410	August 20, 2019	n/a	n/a	$12.34
SARs	27,132	August 20, 2019	August 20, 2029	$11.96	$3.37
RSUs	496,742	April 1, 2020	n/a	n/a	$3.51
PSUs	496,742	April 1, 2020	n/a	n/a	$3.51
RSUs	21,367	August 3, 2020	n/a	n/a	$3.03
RSUs	4,702	August 7, 2020	n/a	n/a	$3.19
PSUs	4,702	August 7, 2020	n/a	n/a	$3.19

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

Summary of activity

		Weighted	Weighted
		average	average share	Weighted
	Number of	exercise price	price at the	average	Aggregate
	awards	per share	date of exercise	contractual life	fair value
RSUs
Outstanding as of January 1, 2019	488,173	—	—	1.13	6,408
Granted during the year	106,023	—	—	—	1,845
Vested during the year	(207,819)	—	—	—	(1,943)
Forfeited during the year	(19,215)	—	—	—	(322)
Outstanding as of December 31, 2019	367,162	—	—	1.16	5,988
Granted during the year	522,811	—	—	—	1,824
Vested during the year	(245,061)	—	—	—	(3,671)
Forfeited during the year	(1,059)	—	—	—	(17)
Outstanding as of December 31, 2020	643,853	—	—	1.90	4,124
SARs
Outstanding as of January 1, 2019	2,372,163	14.51	—	7.17	9,839
Granted during the year	326,454	—	—	—	1,845
Exercised during the year	(15,774)	8.88	11.25	—	(37)
Forfeited during the year	(36,198)	—	—	—	(202)
Expired during the year	(16,472)	—	—	—	(78)
Outstanding as of December 31, 2019	2,630,173	14.46	—	6.53	11,367
Forfeited during the year	(1,085)	—	—	—	(6)
Expired during the year	(176,610)	—	—	—	(838)
Outstanding as of December 31, 2020	2,452,478	14.44	—	5.47	10,523
PSUs
Outstanding as of January 1, 2020	—	—	—	—	—
Granted during the year	501,444	—	—	—	1,759
Outstanding as of December 31, 2020	501,444	—	—	2.25	1,759

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model	2013		2014		2015		2016		2017		2018		2019		2019
Grant date share closing price	$13.26		$24.00		$19.48		$9.28		$15.55		$16.30		$17.79		$12.34
Exercise price*	$12.48		$23.22		$18.70		$8.50		$14.77		$15.52		$17.41		$11.96
Expected volatility	29.31%		29.42%		39.3%		47.3%		46.0%		44.5%		45.03%		45.8%
Expected term	6	years	6	years	6	years	6	years	6	years	6	years	6	years	6	years
Risk-free interest rate for the period similar to the expected term	1.08%		2.03%		1.48%		1.37%		1.99%		2.61%		2.35%		1.47%

*The exercise prices were decreased by $0.40 and/or $0.38 to reflect the effect from the distribution of the special dividends declared on November 28, 2018 and December 14, 2019, respectively.

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	26,097	April 3, 2017	$23.85
PCUs	26,097	April 3, 2017	$23.85
RCUs	24,608	April 2, 2018	$23.40
PCUs	24,608	April 2, 2018	$23.40
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446